Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement Line Items [Line Items]
Accounts payable and other	$ 6,324	$ 10,752	$ 7,543
Current income tax liability	4,351	893	2,426
Deferred income tax liability	118	141	709
Derivative instruments (note 12)	881	0	0
Lease obligations	2,852	3,035	3,594
Cash collateral and amounts held in escrow	5,950	6,076	8,735
Cash reserves on receivable purchase program receivables	189,699	171,208	155,583
Other liabilities	$ 210,175	$ 192,105	$ 178,590